Leases (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 413,496
Total future minimum lease payments	413,496
Less: Imputed interest	(5,495)
Total	$ 408,001	$ 899,754